RELATED PARTY TRANSACTIONS (Details Narrative)				1 Months Ended		6 Months Ended			12 Months Ended
	Nov. 03, 2021 USD ($) shares	Sep. 12, 2018	Aug. 28, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Nov. 03, 2021 CAD ($) $ / shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Director and officer aggregate amount									$ 987,912
Costs and expenses related party									696,431
Related party transaction remaining balance									291,481
Deposit held related parties									486,462
Due to related parties									1,026,817		$ 843,990
Stock based compensation						$ 3,100,000			2,900,000
Salaries management and consulting fees									3,020,102		1,785,032
Consulting fees									95,390	$ 120,000	35,771	$ 45,000
Director and officer									20,000
Due to related parties						1,253,280			1,026,817		843,990
Number of common stock issued						546,697		$ 2,024,442	6,841,169		376,997
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Director and officer aggregate amount									2,292,912
Costs and expenses related party									2,097,931
Related party transaction remaining balance									194,981
Stock based compensation						160,700
Directors and Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salaries management and consulting fees						1,626,279
Directors officers and related parties stock based compensation									$ 10,248,013		$ 300,211
Directors and Officers [Member] | Sublease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Lease description				lease term from April 1, 2021 to March 31, 2023	lease term from April 1, 2021 to March 31, 2023
Payments for rent				$ 7,656	$ 9,794
Management [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Consulting fees						27,630	$ 35,000
Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Consulting fees						$ 30,000
Director Andr Officer [Member] | Related Party Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Equity method investment, ownership percentage		5.00%
Number of common stock issued			$ 5,000,000
Number of common stock issued, shares | shares	9,163,425
Share price | $ / shares													$ 0.65
Fair value of share issue	$ 4,796,832												$ 5,956,226